Federated Utility Fund, Inc.
11TH SEMI-ANNUAL REPORT

AUGUST 31, 1998

ESTABLISHED 1988

PRESIDENT'S MESSAGE

Dear Fellow Shareholder:



Federated Utility Fund, Inc. was established in 1988, and I am pleased to present its 11th Semi-Annual Report. The number of fund shareholders now exceeds 94,000, and the fund's assets totaled $1.4 billion as of

August 31, 1998.



This letter was written just prior to October 15, 1998, and some of my comments reflect current stock market and economic conditions, while others refer to the semi-annual reporting period ended August 31, 1998.

Much has happened since July 17, 1998, when various stock market indexes peaked, and domestic and international economies were subjected to a great deal of media coverage and comment.



The utility sector is a conservative equity investment with historically good dividend payments during unsettling times and market uncertainties.

Accompanying this semi-annual report is an additional letter which highlights reasons for being comfortable with your investment in

Federated Utility Fund, Inc. Please take a few moments to read the enclosed letter.



This semi-annual report covers the first half of the fund's fiscal year which is the six-month period from March 1, 1998 to August 31, 1998.

Steven J. Lehman, Vice President, and Linda Duessel, Vice President,

both with Passport Research, Ltd., discuss the current utility industry environment and the fund's performance, as well as its strategy and holdings. Following their discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term performance. Second is a complete listing of the fund's

58 holdings in dividend-paying utility stocks and 19 convertible bonds and other securities, and third is the publication of the fund's financial statements.



During the reporting period, realities and perceptions about foreign economic distress and domestic political unease caught up with the exuberant U.S. stock market--taking the market into what is believed to be a correction. However, the defensive nature of the fund's electric utility holdings helped it to hold up against the overall stock market decline. Individual share class total return performance for the six-month period, as well as income dividends and capital gains distributions follows.*

                TOTAL           CAPITAL         NET ASSET
                RETURN  INCOME   GAINS        VALUE CHANGE
Class A Shares (2.23%)  $0.19    $0.79  $14.07 to $12.81 = (8.95%)
Class B Shares (2.59%)  $0.14    $0.79  $14.08 to $12.82 = (8.95%)
Class C Shares (2.60%)  $0.14    $0.79  $14.07 to $12.81 = (8.95%)
Class F Shares (2.21%)  $0.19    $0.79  $14.07 to $12.81 = (8.95%)


The U.S. economy remained relatively strong, inflation fears remained low, and utility stocks continued to offer very attractive yields versus the Standard & Poor's ("S&P") 500 Index.** Regardless of how foreign economic contagions may impact the U.S., utility stocks have a long tradition of generating strong earnings and dividends. Federated Utility

Fund, Inc. offers the conservative investor a disciplined and diversified portfolio in the utility sector.



Thank you for participating in the income and growth opportunities of the many vital utility corporations and services. Remember, reinvesting your earnings is a convenient way to build the value of your account and help your shares increase through the benefit of monthly compounding of earnings.



As always, we welcome your comments and suggestions.



Sincerely,


[Graphic]

Richard B. Fisher

President

October 15, 1998



 * Performance quoted is based on net asset value, represents past performance, and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, C, and F

Shares were (7.61%), (7.98%), (3.59%), and (4.16%), respectively.



 ** The S&P 500 Index is comprised of common stocks in industry,

transportation, and financial and public utility companies. This index is unmanaged and investments cannot be made in an index.




INVESTMENT REVIEW


Steven J. Lehman

Vice President

Passport Research Ltd.


Linda A. Duessel

Vice President

Passport Research Ltd.



[Graphic]


AFTER A VERY STRONG 1997, THE DEFENSIVE NATURE OF UTILITIES WAS SEVERELY

TESTED AS THE BULL MARKET IN STOCKS RAN SQUARELY INTO A WALL LATE IN THE

FIRST HALF OF THE FUND'S FISCAL YEAR. HOW WELL DID UTILITIES HOLD UP IN

THIS EXTREMELY VOLATILE PERIOD FOR STOCKS?


Utilities--particularly electric companies--held up well. Electric stocks,

which actually rose 4.00% since the market peak on July 17, 1998, outperformed the S&P 500 Index (which fell 19.20%) by 23.20% through

August 31, 1998. Telecommunications stocks fell 10.50% during this period, and gas stocks lagged the S&P 500 Index with a return of

(22.50%).



For the six-month reporting period ended August 31, 1998, electric stocks were up 10.20%, telecommunications rose 0.50%, natural gas stocks were down 16.30%, and the S&P 500 Index fell 8.10%.



Electric company fundamentals should continue to improve as the industry undergoes deregulation. Improving earnings prospects, strong cash flows,

share repurchases, and takeovers from industry consolidation may tend to boost share prices.



Demand for telecommunications services continues to grow. However, if the market declines further, we expect some telecommunications stocks to decline with the market.



Gas stocks fell sharply this summer as spot prices were weak. We continue, however, to like the interim and long-term prospects for gas.

Demand for gas continues to rise, particularly from new gas-fired utility plants, while supply is constrained. The gas companies are increasingly well managed, and the companies' asset values are high as the electric and gas industries "converge" through mergers

and takeovers.



[Graphic]

HOW DID FEDERATED UTILITY FUND, INC. PERFORM COMPARED TO THE OVERALL

MARKET?



For the six-month reporting period ended August 31, 1998, the fund's

Class A, B, C, and F Shares returned (2.23%), (2.59%), (2.60%), and

(2.21%), respectively, based on net asset value.* These returns exceeded the (2.83%) average total return of the utility funds tracked by Lipper

Analytical Services, Inc.** For the same period, the S&P Utility Index+

was up 4.00%, the S&P Communications Index+ was up 0.50%, and the S&P 500

Index returned (8.10%).



[Graphic]


WHAT WERE THE MAJOR INFLUENCES--POSITIVE AND NEGATIVE--ON THE FUND'S

PERFORMANCE DURING THIS VOLATILE SIX-MONTH PERIOD?


Electric stocks were a clear positive. Gas stocks performed badly, but we added to them recently because of their fine prospects and cheap valuations. Real Estate Investment Trusts ("REITs"), which comprise

6.20% of the fund, were weak, though they have recovered in

September 1998.



 * Performance quoted is based on net asset value, represents past performance, and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, C, and F

Shares were (7.61%), (7.98%), (3.59%), and (4.16%), respectively.



 ** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper figures do not reflect sales charges.



 + The S&P Utility Index is an unmanaged index comprising electric and natural gas utilities that tracks daily changes in the price of stocks.

The S&P Communications Index is an unmanaged index comprising telephone and other communications-oriented utilities that tracks daily changes in the price of stocks. Investments cannot be made in an index.



[Graphic]


WHAT ARE SOME OF YOUR RECENT PURCHASES IN THE FUND?


Consolidated Natural Gas Co. (2.20% of net assets) has valuable assets in a consolidating industry, and a new management and employee incentive compensation plan. Consolidated has a high dividend yield (4.5% when we bought it last month) and should increase in value in a deregulated market.



CMS Energy Corp. (1.50% of net assets) has produced earnings per share growth of almost 10%, but the stock has lagged its peers because of concerns about its foreign operations. The company's basic electric and gas utility operations in Michigan are sound, and management is skilled and owns substantial stock, which now sells at an unwarranted discount to its electric peers.



Post Properties, Inc. (0.50% of net assets) is a Southeast U.S.

apartment REIT that is highly regarded for its management and asset quality. The company has produced consistent earnings and dividend growth of approximately 10%, and management owns 20% of the stock. Post

Properties is innovative in developing pedestrian communities that combine residential, retail, entertainment, and office space all in one.



[Graphic]


IN THE FUND'S LAST REPORT, YOU DISCUSSED YOUR STRATEGY OF MAINTAINING

LOW EXPOSURE TO NON-UTILITY HOLDINGS AND INTERNATIONAL UTILITY

SECURITIES BECAUSE OF THEIR HIGH VALUATIONS. WITH THE RECENT STOCK

MARKET DECLINES, HAVE VALUATIONS BECOME MORE ATTRACTIVE?


While overall valuations have become somewhat more attractive, the defensive qualities of electrics and the cheap valuations of gas stocks continue to support a heavy emphasis on domestic utilities. Our cautious overall market view further supports this stance.



[Graphic]



HOW WERE THE FUND'S ASSETS ALLOCATED ON AUGUST 31, 1998?

PERCENTAGE OF     NUMBER
SECTOR                NET ASSETS    OF ISSUES
Electrics               49.5%          31
Telecommunications      17.8%          13
Natural Gas             15.8%          13
Non-Utility              8.3%          15
Foreign Utilities        3.3%           6


[Graphic]


WHAT WERE THE FUND'S TOP FIVE HOLDINGS AS OF AUGUST 31, 1998?

PERCENTAGE
                                           OF NET
COMPANY                    SECTOR          ASSETS
Peco Energy         Electric               2.88%
GTE Corp.           Telecommunications     2.68%
Sprint Corp.        Telecommunications     2.67%
Dominion Resources  Electric               2.50%
Bell Atlantic Corp. Telecommunications     2.47%
 TOTAL                                    13.20%


[Graphic]

AMID THE CURRENT UNCERTAINTY SURROUNDING THE DIRECTION OF THE STOCK

MARKET, WHERE ARE YOU FINDING OPPORTUNITIES FOR THE FUND?


Gas stocks have become deeply undervalued, and despite hitting new highs recently, a number of electric stocks have continued to offer defensive appeal amid market turbulence.



TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN FEDERATED UTILITY FUND, INC.

INITIAL INVESTMENT:

IF YOU HAD MADE AN INITIAL INVESTMENT OF $11,000 IN THE CLASS A SHARES OF FEDERATED UTILITY FUND, INC. ON 5/31/88, REINVESTED YOUR DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $34,030 ON 8/31/98. YOU WOULD HAVE EARNED A 11.65%* AVERAGE ANNUAL TOTAL RETURN FOR THE INVESTMENT LIFE SPAN.


One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.


As of 9/30/98, the Class A Shares' average annual 1-year, 5-year, and 10- year total returns were 13.81%, 10.42%, and 13.01%, respectively. Class B Shares' average annual 1-year, and since inception (9/28/94) total returns were 13.05% and 15.51%, respectively. Class C Shares' average annual 1-year, 5-year, and since inception (4/27/93) total returns were 18.28%, 10.85%, and 11.42%, respectively. Class F Shares' average annual 1-year and since inception (6/1/96) total returns were 18.10% and 17.62%, respectively.**

Please see Appendex A1.

 * Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.50% sales charge applicable to an initial investment in Class A Shares.


  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.


 ** Total return stated takes into account the 5.50% sales charge for Class A

Shares, the 5.50% contingent deferred sales charge for Class B Shares, the

1.00% contingent deferred sales charge for Class C Shares, and the 1.00%

sales charge and 1.00% contingent deferred sales charge for Class F

Shares.



FEDERATED UTILITY FUND, INC.


ONE STEP AT A TIME:

$1,000 INITIAL INVESTMENT AND SUBSEQUENT INVESTMENTS OF $1,000 EACH YEAR

FOR 10 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO

$19,607.



With this approach, the key is consistency.



If you had started investing $1,000 annually in the Class A Shares of

Federated Utility Fund, Inc. on 5/31/88, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $11,000, but your account would have reached a total value of

$19,607* by 8/31/98. You would have earned an average annual total return of 10.58%.



A practical investment plan helps you pursue long-term performance from utility securities. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.



Please Appendix A2.

 * This chart assumes that the subsequent annual investments are made on the last day of each calendar year. No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices. All accumulated shares have the ability to pay income to the investor.



  Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.




FEDERATED UTILITY FUND, INC.
PORTFOLIO OF INVESTMENTS

AUGUST 31, 1998 (UNAUDITED)



SHARES                                                                          VALUE
COMMON STOCKS--91.4%
              BASIC INDUSTRY--0.9%
  1,014,700   Barrick Gold Corp.                                          $   13,191,100
              CONSUMER NON-DURABLES--1.2%
    189,100   RJR Nabisco Holdings Corp.                                       4,101,106
    489,000   UST, Inc.                                                       12,775,125
              Total                                                           16,876,231
              ELECTRIC UTILITIES: US CENTRAL--7.1%
    502,600   CMS Energy Corp.                                                21,266,263
    225,600   Cinergy Corp.                                                    7,839,600
    892,500   Illinova Corp.                                                  23,037,656
  1,172,600   NIPSCO Industries, Inc.                                         34,298,550
    531,900   Wisconsin Energy Corp.                                          15,458,344
              Total                                                          101,900,413
              ELECTRIC UTILITIES: US EAST--14.1%
    523,000   BEC Energy                                                      20,723,875
    714,400   DQE, Inc.                                                       25,495,150
    697,600   New England Electric System                                     28,165,600
  1,853,700(a)Niagara Mohawk Power Corp.                                      28,732,350
  1,214,100   Peco Energy Co.                                                 41,582,925
  1,143,000   Potomac Electric Power Co.                                      28,003,500
    859,400   Public Service Enterprises Group, Inc.                          31,475,525
              Total                                                          204,178,925
              ELECTRIC UTILITIES: US SOUTH--17.7%
    867,000   Dominion Resources, Inc.                                        36,143,063
    377,135   Duke Energy Corp.                                               23,523,796
    426,000   Entergy Corp.                                                   12,274,125
    439,000   FPL Group, Inc.                                                 29,220,938
    422,800   Florida Progress Corp.                                          17,836,875
    980,800   Houston Industries, Inc.                                        28,259,300
    871,600   OGE Energy Corp.                                                24,023,475
    983,700   SCANA Corp.                                                     30,187,294

FEDERATED UTILITY FUND, INC.



SHARES                                                                          VALUE
COMMON STOCKS--CONTINUED
              ELECTRIC UTILITIES: US SOUTH--CONTINUED
    613,800   Southern Co.                                               $    17,263,125
    766,000   TECO Energy, Inc.                                               20,346,875
    378,100   Texas Utilities Co.                                             16,069,250
              Total                                                          255,148,116
              ELECTRIC UTILITIES: US WEST--8.9%
    548,100   Edison International                                            15,586,594
    584,000   Montana Power Co.                                               22,776,000
    387,500   New Century Energies, Inc.                                      17,873,438
    845,100   Pacificorp                                                      19,067,569
    352,200   Pinnacle West Capital Corp.                                     15,210,638
    625,700   Puget Sound Energy, Inc.                                        15,720,713
    874,471   Sempra Energy                                                   22,244,366
              Total                                                          128,479,318
              FINANCE--6.2%
    210,000   Apartment Investment & Management Co., Class A                   7,192,500
    350,800   Archstone Communities Trust                                      6,796,750
    268,021   Avalon Bay Communities, Inc.                                     8,844,718
    368,300   Boston Properties, Inc.                                         10,519,569
    382,000   Brandywine Realty Trust                                          6,876,000
    266,500   Camden Property Trust                                            6,679,156
    362,500   Duke Realty Investments, Inc.                                    7,521,875
    293,400   Equity Office Properties Trust                                   6,656,513
    178,500   Equity Residential Properties Trust                              7,128,844
    450,600   Liberty Property Trust                                          10,194,825
    187,100   Post Properties, Inc.                                            7,109,800
    176,900   Prentiss Properties Trust                                        3,958,138
              Total                                                           89,478,688
              FOREIGN UTILITIES--3.3%
    362,000   CPT Telefonica del Peru SA, Class B, ADR                         4,660,750
    419,000   Compania Telecomunicacion Chile, ADR                             6,415,938
  1,035,000   Telecom Italia S.P.A.                                            8,012,366

FEDERATED UTILITY FUND, INC.



SHARES                                                                          VALUE
COMMON STOCKS--CONTINUED
              FOREIGN UTILITIES--CONTINUED
    273,800   Telefonica de Argentina SA, ADR                            $     6,126,275
    254,100   Telefonos de Mexico, Class L, ADR                                9,068,194
     21,340   Viag AG                                                         13,412,605
              Total                                                           47,696,128
              MAJOR U.S. TELECOMMUNICATIONS--15.3%
    542,300   AT&T Corp.                                                      27,182,788
    325,500   Ameritech Corp.                                                 15,339,188
    808,800   Bell Atlantic Corp.                                             35,688,300
    169,100   BellSouth Corp.                                                 11,593,919
    772,700   GTE Corp.                                                       38,635,000
    358,600   MCI Communications Corp.                                        17,930,000
    531,200   SBC Communications, Inc.                                        20,185,600
    575,200   Sprint Corp.                                                    38,574,350
    290,900   U.S. West, Inc.                                                 15,126,800
              Total                                                          220,255,945
              NATURAL GAS DISTRIBUTION--8.9%
    375,900   AGL Resources, Inc.                                              6,883,669
    726,700   Consolidated Natural Gas Co.                                    31,838,544
    336,300   K N Energy, Inc.                                                13,157,738
  1,251,800   MCN Corp.                                                       21,984,738
    786,900   MarketSpan Corp.                                                21,541,388
    254,500   National Fuel Gas Co.                                           10,466,313
    671,400   Questar Corp.                                                   10,910,250
    529,600   UGI Corp.                                                       11,651,200
              Total                                                          128,433,840
              OIL/GAS TRANSMISSION--6.9%
    180,350   Columbia Energy Group                                            8,972,413
  1,152,400   El Paso Energy Corp.                                            28,593,925
    800,376   Enron Corp.                                                     33,865,899
    848,900   Sonat, Inc.                                                     22,973,356
    255,000   Williams Cos., Inc. (The)                                        5,865,000
              Total                                                          100,270,593

FEDERATED UTILITY FUND, INC.



SHARES
 OR
 PRINCIPAL
 AMOUNT                                                                       VALUE
COMMON STOCKS--CONTINUED
              OTHER TELEPHONE/COMMUNICATIONS--0.9%
    201,200   BCE, Inc.                                                  $     6,476,125
    108,100(a)IXC Communications, Inc.                                         2,648,450
    109,500(a)Pacific Gateway Exchange, Inc.                                   3,853,031
              Total                                                           12,977,606
              TOTAL COMMON STOCKS (IDENTIFIED COST $1,183,448,487)         1,318,886,903
CONVERTIBLE PREFERRED STOCKS--1.7%
              ELECTRIC UTILITIES: US SOUTH--1.7%
    466,500   Texas Utilities Co., Cumulative PRIDES, $4.63 (IDENTIFIED
              COST $23,448,924)                                               24,520,406
CONVERTIBLE CORPORATE BONDS--1.6%
              TELECOMMUNICATIONS--1.6%
 22,795,000(b)Bell Atlantic Financial Services, Inc., Conv. Bond, (New
              Zealand Telecom) 5.75%, 4/1/2003 (IDENTIFIED COST
              $23,390,958)                                                    22,830,560
(C)REPURCHASE AGREEMENTS--4.2%
$60,925,000   BT Securities Corp., 5.80%, dated 8/31/1998, due 9/1/1998
             (AT AMORTIZED COST)                                              60,925,000
              TOTAL INVESTMENTS (IDENTIFIED COST $1,291,213,369)(D)       $1,427,162,869



 (a) Non-income producing security.


 (b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At August 31, 1998, these securities amounted to $22,830,560 which represents 1.6% of net assets.


 (c) The repurchase agreement is fully collateralized by U.S. government and/ or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.


 (d) The cost of investments for federal tax purposes amounts to $1,291,213,369. The net unrealized appreciation of investments on a federal tax basis amounts to $135,949,500 which is comprised of $221,806,273 appreciation and $85,856,773 depreciation at August 31, 1998.


Note: The categories of investments are shown as a percentage of net assets ($1,443,022,541) at August 31, 1998.


The following acronyms are used throughout this portfolio:

ADR   --American Depositary Receipt
PRIDES--Preferred Redeemable Increased Dividend Equity
Securities
SA    --Support Agreement
SPA   --Standby Purchase Agreement


(See Notes which are an integral part of the Financial Statements)


FEDERATED UTILITY FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 1998 (UNAUDITED)




ASSETS:
Total investments in securities, at value (identified and tax cost
$1,291,213,369)                                                                      $1,427,162,869
Income receivable                                                                         4,274,748
Receivable for investments sold                                                          23,182,835
Receivable for shares sold                                                                  570,369
Total assets                                                                          1,455,190,821
LIABILITIES:
Payable for investments purchased                                         $9,105,928
Payable for shares redeemed                                                1,636,094
Income distribution payable                                                  703,491
Payable to Bank                                                               52,270
Accrued expenses                                                             670,497
Total liabilities                                                                        12,168,280
NET ASSETS for 112,652,331 shares outstanding                                        $1,443,022,541
NET ASSETS CONSIST OF:
Paid in capital                                                                      $1,160,783,049
Net unrealized appreciation of investments and translation of assets and
liabilities in foreign currency                                                         135,950,000
Accumulated net realized gain on investments and foreign currency
transactions                                                                            141,864,887
Undistributed net investment income                                                       4,424,605
Total Net Assets                                                                     $1,443,022,541
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
CLASS A SHARES:
Net Asset Value Per Share ($719,224,813 / 56,142,672 shares outstanding)                     $12.81
Offering Price Per Share (100/94.50 of $12.81)*                                              $13.56
Redemption Proceeds Per Share                                                                $12.81
CLASS B SHARES:
Net Asset Value Per Share ($121,823,516 / 9,503,602 shares outstanding)                      $12.82
Offering Price Per Share                                                                     $12.82
Redemption Proceeds Per Share (94.50/100 of $12.82)**                                        $12.11
CLASS C SHARES:
Net Asset Value Per Share ($52,943,419 / 4,132,713 shares outstanding)                       $12.81
Offering Price Per Share                                                                     $12.81
Redemption Proceeds Per Share (99.00/100 of $12.81)**                                        $12.68
CLASS F SHARES:
Net Asset Value Per Share ($549,030,793 / 42,873,344 shares outstanding)                     $12.81
Offering Price Per Share (100/99.00 of $12.81)*                                              $12.94
Redemption Proceeds Per Share (99.00/100 of $12.81)**                                        $12.68



 * See "Investing in the Fund" in the Prospectuses.


 ** See "Contingent Deferred Sales Charge" in the Prospectuses.



(See Notes which are an integral part of the Financial Statements)




FEDERATED UTILITY FUND, INC.
STATEMENT OF OPERATIONS

SIX MONTHS ENDED AUGUST 31, 1998 (UNAUDITED)




INVESTMENT INCOME:
Dividends (net of foreign taxes withheld of $25,785)                                              $    29,308,783
Interest                                                                                                1,920,427
Total income                                                                                           31,229,210
EXPENSES:
Investment advisory fee                                                             $ 5,963,696
Administrative personnel and services fee                                               599,550
Custodian fees                                                                           60,721
Transfer and dividend disbursing agent fees and expenses                                795,997
Directors'/Trustees' fees                                                                 4,968
Auditing fees                                                                             9,016
Legal fees                                                                                9,568
Portfolio accounting fees                                                                85,401
Distribution services fee--Class B Shares                                               484,197
Distribution services fee--Class C Shares                                               219,049
Shareholder services fee--Class A Shares                                                982,712
Shareholder services fee--Class B Shares                                                161,399
Shareholder services fee--Class C Shares                                                 73,016
Shareholder services fee--Class F Shares                                                770,771
Share registration costs                                                                 38,072
Printing and postage                                                                    141,128
Insurance premiums                                                                        6,256
Taxes                                                                                    50,700
Miscellaneous                                                                            16,615
Total expenses                                                                       10,472,832
Waivers and reimbursements--
Waiver of shareholder services fee--Class A Shares                        $(23,585)
Waiver of shareholder services fee--Class F Shares                         (92,492)
Total waivers                                                                          (116,077)
Net expenses                                                                                           10,356,755
Net investment income                                                                                  20,872,455
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments and foreign currency transactions                                    142,639,703
Net change in unrealized appreciation of investments and translation of
assets and liabilities in foreign currency                                                           (194,283,805)
Net realized and unrealized loss on investments and foreign currency                                  (51,644,102)
Change in net assets resulting from operations                                                   $    (30,771,647)



(See Notes which are an integral part of the Financial Statements)



FEDERATED UTILITY FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS



                                                                                 SIX MONTHS
                                                                                    ENDED
                                                                                 (UNAUDITED)     YEAR ENDED
                                                                                  AUGUST 31,     FEBRUARY 28,
                                                                                     1998            1998
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                                         $    20,872,455  $    44,662,757
Net realized gain on investments and foreign currency transactions
($142,639,703 and $233,067,415, respectively, as computed for federal tax
purposes)                                                                         142,639,703      232,780,131
Net change in unrealized appreciation of investments and translation of
assets and liabilities in foreign currency                                       (194,283,805)      34,989,912
Change in net assets resulting from operations                                    (30,771,647)     312,432,800
NET EQUALIZATION CREDITS (DEBITS)--                                                        --         (129,486)
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income
Class A Shares                                                                    (10,553,009)     (21,703,957)
Class B Shares                                                                     (1,273,375)      (2,300,377)
Class C Shares                                                                       (568,643)      (1,194,406)
Class F Shares                                                                     (8,345,968)     (18,218,120)
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares                                                                    (42,981,700)     (88,374,637)
Class B Shares                                                                     (7,041,020)     (12,860,900)
Class C Shares                                                                     (3,206,205)      (6,491,544)
Class F Shares                                                                    (33,829,100)     (72,181,134)
Change in net assets resulting from distributions to shareholders                (107,799,020)    (223,325,075)
SHARE TRANSACTIONS--
Proceeds from sale of shares                                                      133,401,378      211,193,471
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                           90,214,291      184,280,449
Cost of shares redeemed                                                          (224,782,789)    (483,421,097)
Change in net assets resulting from share transactions                             (1,167,120)     (87,947,177)
Change in net assets                                                             (139,737,787)       1,031,062
NET ASSETS:
Beginning of period                                                             1,582,760,328    1,581,729,266
End of period (including undistributed net investment income of $4,424,605
and $4,293,145, respectively)                                                 $ 1,443,022,541  $ 1,582,760,328



(See Notes which are an integral part of the Financial Statements)



FEDERATED UTILITY FUND, INC.
FINANCIAL HIGHLIGHTS--CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                   SIX MONTHS
                                      ENDED
                                   (UNAUDITED)
                                                                         AUGUST 31,           YEAR ENDED FEBRUARY 28 OR 29,
                                                                            1998      1998      1997      1996      1995       1994
NET ASSET VALUE, BEGINNING OF PERIOD                                       $14.07    $13.27    $12.79    $10.98    $12.24    $12.29
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                        0.19      0.42      0.52      0.48      0.55      0.60
Net realized and unrealized gain (loss) on investments and foreign
currency                                                                    (0.47 )    2.52      1.22      1.82     (0.69 )      --
Total from investment operations                                            (0.28 )    2.94      1.74      2.30     (0.14 )    0.60
LESS DISTRIBUTIONS
Distributions from net investment income                                   (0.19 )   (0.41 )   (0.52 )   (0.48 )   (0.66 )   (0.61 )
Distributions from net realized gain on investments and foreign currency
transactions                                                               (0.79 )   (1.73 )   (0.74 )      --     (0.12 )   (0.04 )
Distributions in excess of net investment income(a)                            --        --        --     (0.01 )      --        --
Tax return of capital distribution                                             --        --        --        --     (0.34 )      --
Total distributions                                                        (0.98 )   (2.14 )   (1.26 )   (0.49 )   (1.12 )   (0.65 )
NET ASSET VALUE, END OF PERIOD                                             $12.81    $14.07    $13.27    $12.79    $10.98    $12.24
TOTAL RETURN(B)                                                             (2.23%)   23.05%    14.34%    21.47%   (0.98%)     4.93%
RATIOS TO AVERAGE NET ASSETS
Expenses                                                                     1.22%*    1.14%     1.15%     1.14%     1.10%     1.12%
Net investment income                                                        2.71%*    3.01%     3.52%     4.09%     4.95%     4.81%
Expense waiver/reimbursement(c)                                              0.01%*    0.11%     0.12%     0.15%     0.21%     0.17%
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                                   $719,225 $778,059  $759,732  $816,687  $742,274  $877,513
Portfolio turnover                                                             50%      118%       44%       76%       55%       24%

 * Computed on an annualized basis.



 (a) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.



 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(See Notes which are an integral part of the Financial Statements)




FEDERATED UTILITY FUND, INC.
FINANCIAL HIGHLIGHTS--CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                SIX MONTHS
                                                                   ENDED
                                                                (UNAUDITED)
                                                                 AUGUST 31,      YEAR ENDED FEBRUARY 28 OR 29,
                                                                   1998      1998      1997       1996    1995(a)
NET ASSET VALUE, BEGINNING OF PERIOD                              $14.08    $13.28    $12.77    $10.98    $10.92
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                               0.14      0.30      0.44      0.43      0.22
Net realized and unrealized gain (loss) on investments and
foreign currency                                                   (0.47 )    2.53      1.21      1.77     (0.04 )
Total from investment operations                                   (0.33 )    2.83      1.65      2.20      0.18
LESS DISTRIBUTIONS
Distributions from net investment income                           (0.14 )   (0.30 )   (0.40 )   (0.41 )   (0.08 )
Distributions from net realized gain on investments and foreign
currency transactions                                              (0.79 )   (1.73 )   (0.74 )      --        --
Tax return of capital distribution                                    --        --        --        --     (0.04 )
Total distributions                                                (0.93 )   (2.03 )   (1.14 )   (0.41 )   (0.12 )
NET ASSET VALUE, END OF PERIOD                                    $12.82    $14.08    $13.28    $12.77    $10.98
TOTAL RETURN(B)                                                    (2.59%)   22.10%    13.60%    20.45%     2.16%
RATIOS TO AVERAGE NET ASSETS
Expenses                                                            1.98%*    1.90%     1.90%     1.90%    1.87 %*
Net investment income                                               1.95%*    2.25%     2.81%     3.19%     4.53%*
Expense waiver/reimbursement                                          --      0.10%     0.12%     0.14%     0.25%*
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                         $121,824  $121,549  $101,619   $85,650   $18,780
Portfolio turnover                                                    50%      118%       44%       76%       55%



 * Computed on an annualized basis.



 (a) Reflects operations for the period from October 12, 1994 (date of initial public investment) to February 28, 1995.



 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(See Notes which are an integral part of the Financial Statements)



FEDERATED UTILITY FUND, INC.
FINANCIAL HIGHLIGHTS--CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                   SIX MONTHS
                                      ENDED
                                   (UNAUDITED)
                                                                         AUGUST 31,             YEAR ENDED FEBRUARY 28 OR 29,
                                                                           1998      1998      1997      1996      1995      1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                       $14.07    $13.28    $12.77    $10.98    $12.23     $12.27
Income from investment operations
Net investment income                                                        0.14      0.31      0.42      0.39      0.42       0.48
Net realized and unrealized gain (loss) on investments and foreign
currency                                                                  (0.47 )    2.51      1.23      1.80     (0.64  )   (0.07 )
Total from investment operations                                          (0.33 )    2.82      1.65      2.19     (0.22  )    0.41
LESS DISTRIBUTIONS
Distributions from net investment income                                  (0.14 )   (0.30 )   (0.40 )   (0.39 )   (0.60  )   (0.41 )
Distributions from net realized gain on investments and foreign currency
transactions                                                              (0.79 )   (1.73 )   (0.74 )      --     (0.13  )   (0.04 )
Distributions in excess of net investment income(b)                            --        --        --     (0.01 )      --         --
 Tax return of capital distribution                                            --        --        --        --     (0.30  )      --
Total distributions                                                       (0.93 )   (2.03 )   (1.14 )   (0.40 )   (1.03  )   (0.45 )
NET ASSET VALUE, END OF PERIOD                                             $12.81    $14.07    $13.28    $12.77    $10.98     $12.23
TOTAL RETURN(C)                                                           (2.60%)   23.03%    13.58%    20.43%    (1.66 %)    3.28 %
RATIOS TO AVERAGE NET ASSETS
Expenses                                                                   1.98%*    1.90%     1.90%     1.87%     1.86 %     1.87%*
Net investment income                                                      1.95%*    2.25%     2.77%     3.35%     4.19 %     4.02%*
Expense waiver/reimbursement                                                 --      0.10%     0.12%     0.17%     0.21 %     0.17%*
SUPPLEMENTAL DATA
Net assets, end ofperiod (000omitted)                                   $52,943   $58,010   $58,196   $66,864   $56,800    $64,409
Portfolio turnover                                                           50%      118%       44%       76%       55 %       24%



 * Computed on an annualized basis.



 (a) Reflects operations for the period from April 30, 1993 (date of initial public investment) to February 28, 1994.



 (b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.



 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(See Notes which are an integral part of the Financial Statements)




FEDERATED UTILITY FUND, INC.
FINANCIAL HIGHLIGHTS--CLASS F SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                          SIX MONTHS
                                                             ENDED
                                                          (UNAUDITED)     YEAR ENDED
                                                           AUGUST 31,     FEBRUARY 28,
                                                              1998      1998     1997(A)
NET ASSET VALUE, BEGINNING OF PERIOD                         $14.07    $13.27    $12.37
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                          0.19      0.43      0.42
Net realized and unrealized gain (loss) on investments and
foreign currency                                              (0.47 )    2.51      1.20
Total from investment operations                              (0.28 )    2.94      1.62
LESS DISTRIBUTIONS
Distributions from net investment income                      (0.19 )   (0.41 )   (0.36 )
Distributions from net realized gain on investments and
foreign currency transactions                                 (0.79 )   (1.73 )   (0.36 )
Total distributions                                           (0.98 )   (2.14 )   (0.72 )
NET ASSET VALUE, END OF PERIOD                               $12.81    $14.07    $13.27
TOTAL RETURN(B)                                               (2.21%)   23.09%    13.39%
RATIOS TO AVERAGE NET ASSETS
Expenses                                                       1.20%*    1.12%     1.12%*
Net investment income                                          2.73%*    3.03%     3.79%*
Expense waiver/reimbursement(c)                                0.03%*    0.13%     0.15%*
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                    $549,031  $625,142  $662,182
Portfolio turnover                                               50%      118%       44%



 * Computed on an annualized basis.



 (a) Reflects operations for the period from June 1, 1996 (date of initial public investment) to February 28, 1997.



 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(See Notes which are an integral part of the Financial Statements)



FEDERATED UTILITY FUND, INC.
NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 1998 (UNAUDITED)



1. ORGANIZATION



Federated Utility Fund, Inc. (the "Fund") is registered under the

Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares,

and Class F Shares. The primary investment objective of the Fund is current income and long-term growth of income.



On June 1, 1996, the Fund acquired all the net assets of the Fortress

Utility Fund, Inc. ("Acquired Fund") pursuant to a plan of

reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 59,078,573 shares of the Fund (valued at $730,686,278) for the 52,727,413 shares of the

Acquired Fund outstanding on June 1, 1996. The Acquired Fund's net assets of $730,686,278 which consisted of $637,666,831 of Paid in

Capital and $93,019,447 of Unrealized Appreciation, at that date were combined with those of the Fund. The aggregate net assets of the Fund and the Acquired Fund immediately before the acquisition were

$925,114,464 and $730,686,278, respectively.



2. SIGNIFICANT ACCOUNTING POLICIES



The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



INVESTMENT VALUATIONS--Listed corporate bonds, other fixed income securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. The

Fund's restricted securities are valued at the price provided by the dealers in the secondary market or, if no market prices are available,

at fair value as determined by the Fund's pricing committee.



REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the

Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.



The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of

Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.



INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable,

are amortized as required by the Internal Revenue Code, as amended (the

"Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.



FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly,

no provisions for federal tax are necessary.



Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.



EQUALIZATION--Effective March 1, 1998, the Fund discontinued its use of equalization. Equalization is an accounting practice whereby a portion of the proceeds of sales and costs of redemptions of Fund shares is credited or charged to undistributed net investment income on a per share basis, as determined on the date of the transaction. This change in accounting policy does not effect the Fund's net assets, net asset value per share, or net investment income. The financial statements included herein reflect the following reclass entry to close out accumulated equalization debits as of August 31, 1998.

   INCREASE (DECREASE)
            UNDISTRIBUTED
 PAID IN    NET INVESTMENT
 CAPITAL        INCOME
$(178,607)     $178,607


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-

issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the

Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-

parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At August 31,

1998, the Fund had no foreign exchange contracts outstanding.



RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale,

at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.



Additional information on each restricted security held at August 31,

1998 is as follows:



                                              ACQUISITION        ACQUISITION
SECURITY                                          DATE              COST
Bell Atlantic Financial Services, Inc.,
 Conv. Bond, (New Zealand Telecom)
 5.75%, 4/1/2003                         2/26/1998 - 5/22/1998   $22,390,958



USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets,

liabilities, expenses and revenues reported in the financial statements.

Actual results could differ from those estimated.



OTHER--Investment transactions are accounted for on the trade date.



3. CAPITAL STOCK



At August 31, 1998, par value shares ($0.001 per share) authorized were as follows:

                  NUMBER OF
                  PAR VALUE
                CAPITAL STOCK CLASS NAME AUTHORIZED Class A Shares 250,000,000 Class B Shares 250,000,000 Class C Shares 250,000,000 Class F Shares 250,000,000 Total 1,000,000,000


Transactions in capital stock were as follows:



                                                                  SIX MONTHS ENDED                  YEAR ENDED
                                                                   AUGUST 31, 1998               FEBRUARY 28, 1998
CLASS A SHARES                                                 SHARES         AMOUNT         SHARES          AMOUNT
Shares sold                                                   6,995,747  $   99,038,049    11,139,849   $  157,664,167
Shares issued to shareholders in payment of distributions
declared                                                      3,472,712      46,618,856     6,883,799       95,222,748
Shares redeemed                                              (9,615,455)   (135,445,763)  (19,973,736)    (277,807,321)
Net change resulting from Class A Share transactions            853,004  $   10,211,142    (1,950,088)  $  (24,920,406)
                                                                  SIX MONTHS ENDED                  YEAR ENDED
                                                                   AUGUST 31, 1998               FEBRUARY 28, 1998
CLASS B SHARES                                                 SHARES         AMOUNT         SHARES          AMOUNT
Shares sold                                                   1,243,135  $   17,474,756     1,894,637   $   26,364,096
Shares issued to shareholders in payment of distributions
declared                                                        535,959       7,170,378       930,693       12,887,739
Shares redeemed                                                (908,471)    (12,634,251)   (1,845,279)     (25,406,190)
Net change resulting from Class B Share transactions            870,623  $   12,010,883       980,051   $   13,845,645
                                                                  SIX MONTHS ENDED                  YEAR ENDED
                                                                   AUGUST 31, 1998               FEBRUARY 28, 1998
CLASS C SHARES                                                 SHARES         AMOUNT         SHARES          AMOUNT
Shares sold                                                     197,895  $    2,784,773       409,037   $    5,630,519
Shares issued to shareholders in payment of distributions
declared                                                        247,333       3,313,788       481,773        6,666,429
Shares redeemed                                                (435,044)     (6,067,142)   (1,151,464)     (15,690,298)
Net change resulting from Class C Share transactions             10,184  $       31,419      (260,654)  $   (3,393,350)
                                                                  SIX MONTHS ENDED                  YEAR ENDED
                                                                   AUGUST 31, 1998               FEBRUARY 28, 1998
CLASS F SHARES                                                 SHARES         AMOUNT         SHARES          AMOUNT
Shares sold                                                     998,417  $   14,103,800     1,568,259   $   21,534,689
Shares issued to shareholders in payment of distributions
declared                                                      2,478,271      33,111,269     5,029,031       69,503,533
Shares redeemed                                              (5,046,299)    (70,635,633)  (12,056,394)    (164,517,288)
Net change resulting from Class F Share transactions         (1,569,611) $  (23,420,564)   (5,459,104)  $  (73,479,066)
Net change resulting from share transactions                    164,200  $   (1,167,120)   (6,689,795) $   (87,947,177)



4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES



INVESTMENT ADVISORY FEE--Passport Research Ltd., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets.



SUB-ADVISORY FEE--On May 15, 1997, the Directors approved a sub-

advisory agreement between Passport Research Ltd. and Federated Global

Research Corp. on behalf of the Fund, effective June 1, 1997. For its services under the Sub-Advisory agreement, the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.



ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the

Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.



DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan

(the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"),

the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Corporation's Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                     PERCENTAGE OF AVERAGE
SHARE CLASS        DAILY NET ASSETS OF CLASS
Class B Shares               0.75%
Class C Shares               0.75%


SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services

Agreement with Federated Shareholder Services ("FSS"), the Fund will pay

FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.



TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ,

through its subsidiary, Federated Shareholder Services Company ("FSSC")

serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the

Fund's average daily net assets for the period, plus out-of-pocket expenses.



GENERAL--Certain of the Officers and Directors of the Corporation are

Officers and Directors or Trustees of the above companies.



5. YEAR 2000



Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are

taking measures that they believe are reasonably designed to address the

Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.



6. INVESTMENT TRANSACTIONS



Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended August 31, 1998, were as follows:

PURCHASES      $756,346,640
SALES          $805,926,622


DIRECTORS

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

William J. Copeland

James E. Dowd, Esq.

Lawrence D. Ellis, M.D.

Richard B. Fisher

Edward L. Flaherty, Jr., Esq.

Peter E. Madden

John E. Murray, Jr., J.D., S.J.D.

Wesley W. Posvar

Marjorie P. Smuts


OFFICERS

John F. Donahue
Chairman


Richard B. Fisher
President


J. Christopher Donahue
Executive Vice President


Edward C. Gonzales
Executive Vice President


John W. McGonigle
Executive Vice President, Treasurer, and Secretary


Nicholas J. Seitanakis
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the

Federal Deposit Insurance Corporation, the Federal Reserve Board, or any

other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.



This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectuses which contain facts concerning its objective and policies, management fees, expenses,

and other information.



[GRAPHIC]

Federated Securities Corp., Distributor

Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

Cusip 314286105

Cusip 314286204

Cusip 314286303

Cusip 314286402

8092606 (10/98)



A1. The graphic presentation here displayed consists of a mountain chart which is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 5/31/88 to 8/31/98. The "y" axis is measured in increments of $5,000 ranging from $0 to $45,000 and indicates that the ending value of a hypothetical initial investment of $11,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $34,030 on 8/31/98.

A2. The graphic presentation here displayed consists of a mountain chart which is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 5/31/88 to 8/31/98. The "y" axis is measured in increments of $5,000 ranging from $0 to $25,000 and indicates that the ending value of hypothetical yearly investments of $1,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends,would have grown to $19,607 on8/31/98.